UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—10.6%

U.S. Treasury Bond 3.500%, 2/15/39	$8,275	$9,290
U.S. Treasury Note
0.250%, 11/30/13	11,430	11,433
1.000%, 8/31/16	12,820	12,962
1.375%, 11/30/18	18,925	18,990
2.000%, 11/15/21	8,665	8,760

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $58,935)		61,435

MUNICIPAL BONDS—0.2%

New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5	5

New York—0.1%
New York City Municipal Water Finance Authority 5.000%, 6/15/44	775	833

Texas—0.1%
Dallas Area Rapid Transit 5.250%, 12/1/48	520	554

TOTAL MUNICIPAL BONDS (Identified Cost $1,394)		1,392

MORTGAGE-BACKED SECURITIES—12.2%

Agency—8.9%
FHLMC
7.000%, 1/1/33	552	635
6.500%, 2/1/35	4,503	5,160
5.000%, 7/1/35	1,058	1,149
5.000%, 12/1/35	1,734	1,907
FNMA
6.000%, 5/1/17	76	82
4.000%, 7/1/19	36	39
0.000%, 10/9/19	1,425	1,095
4.000%, 6/1/20	416	442
6.000%, 12/1/32	192	214
5.000%, 5/1/33	1,062	1,168
6.000%, 11/1/34	7,205	8,007
5.500%, 4/1/36	47	51
5.500%, 9/1/36	771	842
6.500%, 5/1/37	1,525	1,712

	PAR VALUE	VALUE

Agency—(continued)
6.000%, 6/1/37	$1,383	$1,540
6.000%, 9/1/37	29	32
6.000%, 1/1/38	52	58
5.000%, 2/1/38	622	688
6.000%, 2/1/38	53	60
5.000%, 3/1/38	726	803
5.000%, 3/1/38	594	657
6.000%, 3/1/38	214	240
6.500%, 3/1/38	5,244	5,942
5.000%, 4/1/38	1,278	1,413
5.500%, 4/1/38	493	544
5.500%, 6/1/38	1,116	1,228
6.000%, 7/1/38	597	663
6.000%, 8/1/38	127	142
6.000%, 8/1/38	243	272
5.000%, 6/1/39	2,611	2,850
6.000%, 8/1/39	3,174	3,563
5.000%, 9/1/39	836	915
5.500%, 9/1/39	5,131	5,684
4.500%, 9/1/40	998	1,085
FNMA 99-M2, B 6.479%, 3/25/29(3)	581	669

		51,551

Non-Agency—3.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. 07-3, A4 5.840%, 6/10/49(3)	1,145	1,228
Bear Stearns Commercial Mortgage Securities
05-PWR9, A4B 4.943%, 9/11/42	1,670	1,675
07-T28, A3 5.793%, 9/11/42	1,510	1,602
Commercial Mortgage Pass-Through Certificates 07-C9, A4 6.010%, 12/10/49(3)	1,195	1,334
Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.594%, 2/15/39(3)	950	1,052
06-C1, A3 5.594%, 2/15/39(3)	456	483
06-C1, AM 5.594%, 2/15/39(3)	405	411
06-C5, A3 5.311%, 12/15/39	965	1,030
Greenwich Capital Commercial Funding Corp. 06-GG7, A4 5.882%, 7/10/38(3)	1,045	1,161
JP Morgan Chase Commercial Mortgage Securities Corp. 07-CB18, A3 5.447%, 6/12/47	2,306	2,422
Morgan Stanley Capital I
07-T27, A4 5.791%, 6/11/42(3)	1,240	1,413
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,573

1

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
06-IQ11, A4 5.895%, 10/15/42(3)	$1,435	$1,585
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(3)	2,060	2,257

		19,226

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $67,576)		70,777

ASSET-BACKED SECURITIES—0.0%

Associates Manufactured Housing Pass-Through-Certificate 97-2, A6 7.075%, 3/15/28(3)	16	16

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16)		16

CORPORATE BONDS AND NOTES—16.6%

Consumer Discretionary—1.9%
AMC Entertainment, Inc. 9.750%, 12/1/20	435	415
Ameristar Casinos, Inc. 7.500%, 4/15/21	240	248
Brown Shoe Co., Inc. 7.125%, 5/15/19	1,345	1,281
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	775	789
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	410	437
Discovery Communications LLC 3.700%, 6/1/15	605	636
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(4)	670	660
NBC Universal Media LLC
2.100%, 4/1/14	730	742
4.375%, 4/1/21	730	770
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	485	510
Rent-A-Center, Inc. 6.625%, 11/15/20	635	643
Scientific Games International, Inc. 9.250%, 6/15/19	800	852
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(4)	270	265
Time Warner Cable, Inc.
5.000%, 2/1/20	840	920
4.000%, 9/1/21	495	501
5.500%, 9/1/41	250	263
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(4)	595	631

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Visteon Corp. 144A 6.750%, 4/15/19(4)	$240	$241

		10,804

Consumer Staples—0.4%
Altria Group, Inc. 9.250%, 8/6/19	665	893
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)	920	938
Kraft Foods, Inc. 6.125%, 2/1/18	595	697
Rite Aid Corp. 6.875%, 8/15/13	145	143

		2,671

Energy—1.4%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	55	56
El Paso Pipeline Partners Operating Co. LLC 4.100%, 11/15/15	600	617
Enterprise Products Operating LLC
4.050%, 2/15/22	670	682
5.700%, 2/15/42	670	729
Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/21	1,250	1,106
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	230	240
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(4)	865	856
Petrobras International Finance Co. 5.375%, 1/27/21	780	819
Petrohawk Energy Corp. 7.250%, 8/15/18	515	582
Petroleos Mexicanos 6.500%, 6/2/41	1,135	1,277
Petropower I Funding Trust 144A 7.360%, 2/15/14(4) (7)	640	647
Specta Energy Partners LP 4.600%, 6/15/21	235	246
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	525	536

		8,393

Financials—8.3%
Abbey National Treasury Services plc 4.000%, 4/27/16	825	740
Ally Financial, Inc. 0.000%, 6/15/15	940	698
American Express Co. 7.250%, 5/20/14	895	1,000
Bank of America Corp.
5.750%, 8/15/16	1,215	1,129
5.625%, 7/1/20	750	692
5.000%, 5/13/21	550	501
Barclays Bank plc

2

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
5.200%, 7/10/14	$765	$789
Series 1, 5.000%, 9/22/16	1,005	1,041
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	650	762
Capital One Capital VI 8.875%, 5/15/40(5)	380	394
Capital One Financial Corp. 7.375%, 5/23/14	1,135	1,247
Citigroup, Inc.
5.000%, 9/15/14	855	846
4.875%, 5/7/15	1,160	1,146
CNA Financial Corp. 5.875%, 8/15/20	1,150	1,181
CNL Lifestyles Properties, Inc. 7.250%, 4/15/19	810	753
Credit Suisse 6.000%, 2/15/18	690	680
CVS Pass-Through Trust 144A 7.507%, 1/10/32(4)	361	418
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	838
Digital Realty Trust LP 5.250%, 3/15/21	1,160	1,162
Duke Realty LP 5.950%, 2/15/17	1,295	1,393
E*Trade Financial Corp. 7.875%, 12/1/15	270	273
Felcor Lodging LP 6.750%, 6/1/19	1,000	965
Ford Motor Credit Co. LLC 5.000%, 5/15/18	890	894
General Electric Capital Corp.
2.800%, 1/8/13	1,480	1,508
4.650%, 10/17/21	1,025	1,069
GFI Group, Inc. 8.375%, 7/19/18	450	400
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	330	323
6.000%, 6/15/20	625	640
5.250%, 7/27/21	930	907
HSBC Holdings plc 5.100%, 4/5/21	765	813
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18	515	538
JPMorgan Chase & Co.
5.125%, 9/15/14	915	965
3.450%, 3/1/16	640	650
KeyCorp 5.100%, 3/24/21	750	778
Lincoln National Corp. 7.000%, 6/15/40	930	1,051
Lloyds TSB Bank plc
4.875%, 1/21/16	445	434
6.375%, 1/21/21	350	351
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	525	485
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	1,225	1,172
MetLife, Inc. 5.000%, 6/15/15	870	948
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12(4)	1,360	1,378

	PAR VALUE	VALUE

Financials—(continued)
Morgan Stanley
6.000%, 4/28/15	$610	$611
6.625%, 4/1/18	735	726
Nomura Holdings, Inc. 4.125%, 1/19/16	935	913
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	905	844
Prudential Financial, Inc. 3.625%, 9/17/12	850	863
QBE Capital Funding II LP 144A 7.250%, 5/24/41(3)(4)	475	418
Rabobank NV
5.250%, 5/24/41	975	954
144A 11.000%, 12/31/49(3)(4)	980	1,147
Regions Financial Corp.
0.744%, 6/26/12(3)	2,215	2,161
4.875%, 4/26/13	755	738
RegS 5.750%, 6/15/15(6)	770	735
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	475	453
5.625%, 8/24/20	535	513
SunTrust Banks, Inc. 5.250%, 11/5/12	465	477
Toronto-Dominion Bank 2.500%, 7/14/16	470	479
Wachovia Bank NA 5.000%, 8/15/15	565	589
Wells Fargo & Co.
3.676%, 6/15/16	675	705
4.600%, 4/1/21	500	548

		47,826

Health Care—0.6%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	520	512
Boston Scientific Corp. 6.000%, 1/15/20	550	615
Gilead Sciences, Inc. 4.400%, 12/1/21	595	630
Kinetic Concepts, Inc./KCI USA, Inc. 144A 10.500%, 11/1/18(4)	530	521
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(4)	270	275
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	730	712

		3,265

Industrials—0.7%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(4)	545	537
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19(4)	545	515
Cenveo Corp. 7.875%, 12/1/13	1,050	830
DynCorp International, Inc. 10.375%, 7/1/17	1,010	884

3

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(4)	$495	$554
Valmont Industries, Inc. 6.625%, 4/20/20	600	695

		4,015

Information Technology—1.0%
CommScope, Inc. 144A 8.250%, 1/15/19(4)	1,150	1,156
Earthlink, Inc. 8.875%, 5/15/19	1,035	957
Fiserv, Inc.
3.125%, 6/15/16	665	677
4.750%, 6/15/21	495	518
Intuit, Inc. 5.750%, 3/15/17	206	231
Lender Processing Services, Inc. 8.125%, 7/1/16	1,020	1,007
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(4)	235	233
Xerox Corp. 4.250%, 2/15/15	750	791

		5,570

Materials—0.9%
AEP Industries, Inc. 8.250%, 4/15/19	235	240
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	955	922
Ball Corp. 6.750%, 9/15/20	25	27
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	155	157
Dow Chemical Co. (The)
6.000%, 10/1/12	1,165	1,210
5.900%, 2/15/15	1,015	1,130
4.250%, 11/15/20	430	447
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(4)	990	881
Solutia, Inc. 7.875%, 3/15/20	285	311

		5,325

Telecommunication Services—1.0%
AT&T, Inc. 3.875%, 8/15/21	795	841
CenturyLink, Inc. 6.450%, 6/15/21	850	853
Cincinnati Bell, Inc. 8.375%, 10/15/20	615	615
Goodman Networks, Inc. 144A 12.125%, 7/1/18(4)	1,345	1,288
NII Capital Corp. 7.625%, 4/1/21	1,160	1,157
West Corp. 7.875%, 1/15/19	255	254
Windstream Corp.
8.125%, 9/1/18	220	237

	PAR VALUE	VALUE

Telecommunication Services—(continued)
7.000%, 3/15/19	$415	$421

		5,666

Utilities—0.4%
Calpine Corp. 144A 7.500%, 2/15/21(4)	460	494
CMS Energy Corp.
2.750%, 5/15/14	290	288
6.250%, 2/1/20	800	844
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/1/21	570	589

		2,215

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $94,214)		95,750

LOAN AGREEMENTS—0.5%

Consumer Discretionary—0.2%
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 4.750%, 5/24/17	748	710
Transtar Industries, Inc. Tranche 2, 8.500%, 12/21/17	400	400

		1,110

Consumer Staples—0.2%
Roundy’s Supermarkets, Inc. Tranche 2, 8.000%, 4/16/16	1,250	1,254

Financials—0.1%
Springleaf Financial Funding Co. (American General Finance Corp.) 4.250%, 5/10/17	750	655

TOTAL LOAN AGREEMENTS (Identified Cost $3,147)		3,019

	SHARES	VALUE

PREFERRED STOCK—0.5%

Financials—0.5%
Abbey National Capital Trust I, 8.963%(3)	765,000	688
Citigroup Capital XIII 7.875%,	19,600	511
GMAC Capital Trust I 8.125%	53,400	1,033
JPMorgan Chase & Co. Series 1, 7.90%(3)	506,000	539

TOTAL PREFERRED STOCK (Identified Cost $3,158)		2,771

4

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—55.6%

Consumer Discretionary—8.4%
Amazon.com, Inc.(2)	51,600	$8,932
AutoZone, Inc.(2)	20,600	6,694
Comcast Corp. Class A	289,000	6,852
Darden Restaurants, Inc.	153,000	6,974
Express Scripts, Inc.(2)	116,000	5,184
Lululemon Athletica, Inc.(2)	136,000	6,346
McDonald’s Corp.	77,000	7,725

		48,707

Consumer Staples—2.4%
Altria Group, Inc.	228,000	6,760
PepsiCo, Inc.	104,000	6,901

		13,661

Energy—10.2%
Chesapeake Energy Corp.	273,000	6,085
Chevron Corp.	70,000	7,448
ConocoPhillips	102,000	7,433
Continental Resources, Inc.(2)	50,000	3,336
Halliburton Co.	181,000	6,246
Occidental Petroleum Corp.	73,000	6,840
Petroleo Brasileiro S.A. ADR	158,000	3,926
Schlumberger Ltd.	102,000	6,968
Whiting Petroleum Corp.(2)	75,000	3,502
Williams Cos., Inc. (The)	220,000	7,264

		59,048

Financials—3.9%
Bank of America Corp.	851,000	4,732
Citigroup, Inc.	173,000	4,552
Goldman Sachs Group, Inc. (The)	73,000	6,601
Lincoln National Corp.	355,000	6,894

		22,779

Health Care—4.8%
Abbott Laboratories	121,000	6,804
Biogen Idec, Inc.(2)	64,000	7,043
Gilead Sciences, Inc.(2)	173,000	7,081
UnitedHealth Group, Inc.	134,000	6,791

		27,719

Industrials—8.3%
Alaska Air Group, Inc.(2)	99,000	7,434
Caterpillar, Inc.	72,000	6,523

	SHARES	VALUE

Industrials—(continued)
Cummins, Inc.	79,000	$6,954
Deere & Co.	91,000	7,039
Foster Wheeler AG(2)	332,000	6,354
Union Pacific Corp.	66,000	6,992
United Continental Holdings, Inc.(2)	339,000	6,397

		47,693

Information Technology—8.4%
Apple, Inc.(2)	33,500	13,567
Intel Corp.	279,000	6,766
International Business Machines Corp.	38,000	6,987
QUALCOMM, Inc.	137,000	7,494
SanDisk Corp.(2)	140,000	6,889
Visa, Inc. Class A	69,000	7,006

		48,709

Materials—8.0%
CF Industries Holdings, Inc.	42,000	6,089
Cliffs Natural Resources, Inc.	104,000	6,485
Du Pont (E.I.) de Nemours & Co.	168,000	7,691
Freeport-McMoRan Copper & Gold, Inc.	192,000	7,064
Monsanto Co.	95,000	6,657
Nucor Corp.	155,000	6,133
Potash Corp. of Saskatchewan, Inc.	144,000	5,944

		46,063

Telecommunication Services—1.2%
Verizon Communications, Inc.	177,000	7,101

TOTAL COMMON STOCKS (Identified Cost $257,188)		321,480

EXCHANGE-TRADED FUNDS—2.6%

Consumer Staples Select Sector SPDR Fund	166,000	5,393
Health Care Select Sector SPDR Fund	157,000	5,446
Utilities Select Sector SPDR Fund	108,000	3,886

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $14,370)		14,725

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $499,998)		571,365

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	5,467,446	5,467

5

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,467)	5,467

TOTAL INVESTMENTS—99.7% (Identified Cost $505,465)	576,832	(1)

Other assets and liabilities, net—0.3%	1,903

NET ASSETS—100.0%	$578,735

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
AMBA
C	American Municipal Bond Assurance Corp.
FHLM
C	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
plc	Public Limited Co.
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $18,474 of net assets.

(5)	Interest payments may be deferred.
(6)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(7)	Illiquid security.

6

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Canada	2
Brazil	1
Netherlands	1
Switzerland	1
United Kingdom	1
Other	1
Total	100%

† % of total investments as of December 31, 2011

7

Virtus Balanced Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$16	$—	$16
Corporate Bonds And Notes	95,750	—	95,750
Loan Agreements	3,019	—	3,019
Mortgage-Backed Securities	70,777	—	70,777
Municipal Bonds	1,392	—	1,392
U.S. Government Securities	61,435	—	61,435
Equity Securities:
Common Stocks	321,480	321,480	—
Preferred Stock	2,771	—	2,771
Exchange-Traded Funds	14,725	14,725	—
Short-Term Investments	5,467	5,467	—
Total Investments	$576,832	$341,672	$235,160

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Balanced Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Mortgage-Backed Securities

Balance as of March 31, 2011:	$5,269		$5,269

Accrued Discount/(Premium)	-	(c)	-	(c)

Realized Gain (Loss)	5		5

Change in Unrealized Appreciation (Depreciation)	-	(c)	-	(c)

Purchases	-		-

Sales (b)	(5,274)		(5,274)

Transfers into Level 3 (a)	-		-

Transfers from Level 3 (a)	-		-

Balance as of December 31, 2011	$-		$-

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011,

for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—94.4%

Consumer Discretionary—14.2%
Amazon.com, Inc.(2)	15,700	$2,718
AutoZone, Inc.(2)	6,300	2,047
Comcast Corp. Class A	89,000	2,110
Darden Restaurants, Inc.	49,000	2,233
Express Scripts, Inc.(2)	36,000	1,609
Lululemon Athletica, Inc.(2)	39,000	1,820
McDonald’s Corp.	23,000	2,308

		14,845

Consumer Staples—4.4%
Altria Group, Inc.	76,000	2,254
PepsiCo, Inc.	35,000	2,322

		4,576

Energy—17.2%
Chesapeake Energy Corp.	94,000	2,095
Chevron Corp.	22,000	2,341
ConocoPhillips	31,000	2,259
Continental Resources, Inc.(2)	15,000	1,001
Halliburton Co.	49,000	1,691
Occidental Petroleum Corp.	21,000	1,968
Petroleo Brasileiro S.A. ADR	48,000	1,193
Schlumberger Ltd.	27,000	1,844
Whiting Petroleum Corp.(2)	23,000	1,074
Williams Cos., Inc. (The)	77,000	2,542

		18,008

Financials—6.4%
Bank of America Corp.	260,000	1,446
Citigroup, Inc.	64,000	1,684
Goldman Sachs Group, Inc. (The)	16,000	1,447
Lincoln National Corp.	108,000	2,097

		6,674

Health Care—8.4%
Abbott Laboratories	40,000	2,249
Biogen Idec, Inc.(2)	21,000	2,311
Gilead Sciences, Inc.(2)	53,000	2,169
UnitedHealth Group, Inc.	41,000	2,078

		8,807

Industrials—14.2%
Alaska Air Group, Inc.(2)	30,000	2,253
Caterpillar, Inc.	20,000	1,812

	SHARES	VALUE

Industrials—(continued)
Cummins, Inc.	25,000	$2,200
Deere & Co.	29,000	2,243
Foster Wheeler AG(2)	86,000	1,646
Union Pacific Corp.	24,000	2,543
United Continental Holdings, Inc.(2)	115,000	2,170

		14,867

Information Technology—14.2%
Apple, Inc.(2)	10,100	4,090
Intel Corp.	86,000	2,085
International Business Machines Corp.	11,000	2,023
QUALCOMM, Inc.	44,000	2,407
SanDisk Corp.(2)	43,000	2,116
Visa, Inc. Class A	21,000	2,132

		14,853

Materials—12.9%
CF Industries Holdings, Inc.	12,000	1,740
Cliffs Natural Resources, Inc.	32,000	1,995
Du Pont (E.I.) de Nemours & Co.	41,000	1,877
Freeport-McMoRan Copper & Gold, Inc.	58,000	2,134
Monsanto Co.	29,000	2,032
Nucor Corp.	47,000	1,860
Potash Corp. of Saskatchewan, Inc.	45,000	1,857

		13,495

Telecommunication Services—2.5%
Verizon Communications, Inc.	64,000	2,568

TOTAL COMMON STOCKS (Identified Cost $78,351)		98,693

EXCHANGE-TRADED FUNDS—4.3%

Consumer Staples Select Sector SPDR Fund	51,000	1,657
Health Care Select Sector SPDR Fund	48,000	1,665
Utilities Select Sector SPDR Fund	32,000	1,152

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,379)		4,474

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $82,730)		103,167

1

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.090%)	912,463	$912

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $912)		912

TOTAL INVESTMENTS—99.6% (Identified Cost $83,642)		104,079	(1)

Other assets and liabilities, net—0.4%		428

NET ASSETS—100.0%		$104,507

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †

United States	94%
Canada	3
Switzerland	2
Brazil	1

Total	100%

† % of total investments as of December 31, 2011

3

Virtus Growth & Income Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$98,693	$98,693
Exchange-Traded Funds	4,474	4,474
Short-Term Investments	912	912

Total Investments	$104,079	$104,079

There are no Level 2 (Significant Observable Inputs) or Level 3 (Significant Unobservable Inputs) priced securities.

Virtus Mid-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—95.1%

Consumer Discretionary—22.5%
Advance Auto Parts, Inc.	920	$64
Choice Hotels International, Inc.	1,850	70
John Wiley & Sons, Inc. Class A	2,063	92
MSC Industrial Direct Co., Inc. Class A	1,075	77
Omnicom Group, Inc.	1,600	71
Ross Stores, Inc.	2,130	101

		475

Consumer Staples—4.4%
Brown-Forman Corp. Class B	460	37
Church & Dwight Co., Inc.	1,200	55

		92

Energy—7.0%
Dresser-Rand Group, Inc.(2)	1,585	79
EQT Corp.	1,245	68

		147

Financials—11.6%
Brown & Brown, Inc.	3,530	80
Federated Investors, Inc. Class B	3,449	52
Realty Income Corp.	935	33
T. Rowe Price Group, Inc.	1,425	81

		246

Health Care—14.2%
Bard (C.R.), Inc.	1,034	89
DENTSPLY International, Inc.	1,810	63
Sirona Dental Systems, Inc.(2)	1,655	73
Waters Corp.(2)	1,028	76

		301

Industrials—15.2%
Copart, Inc.(2)	1,875	90
Equifax, Inc.	1,952	76
Expeditors International of Washington, Inc.	585	24
Graco, Inc.	840	34
Robinson (C.H.) Worldwide, Inc.	260	18
Rockwell Collins, Inc.	1,445	80

		322

Information Technology—12.9%
Amphenol Corp. Class A	1,370	62
Intuit, Inc.	1,512	80

	SHARES	VALUE

Information Technology—(continued)
Microchip Technology, Inc.	1,830	$67
Xilinx, Inc.	1,990	64

		273

Materials—3.7%
Sigma-Aldrich Corp.	1,270	79

Utilities—3.6%
Questar Corp.	3,810	76

TOTAL COMMON STOCKS (Identified Cost $1,854)		2,011

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $1,854)		2,011

SHORT-TERM INVESTMENTS—5.0%

Money Market Mutual Funds—5.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	104,806	105

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $105)		105

TOTAL INVESTMENTS—100.1% (Identified Cost $1,959)		2,116	(1)
Other assets and liabilities, net—(0.1)%		(3)

NET ASSETS—100.0%		$2,113

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Core Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$2,011	$2,011
Short-Term Investments	105	105

Total Investments	$2,116	$2,116

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.3%

Consumer Discretionary—21.8%
Autoliv, Inc.	13,300	$711
Bed Bath & Beyond, Inc.(2)	12,500	725
Chico’s FAS, Inc.	115,700	1,289
Chipotle Mexican Grill, Inc.(2)	2,800	946
Coach, Inc.	12,400	757
DISH Network Corp. Class A	47,400	1,350
DSW, Inc. Class A	20,900	924
Expedia, Inc.	17,600	511
Lear Corp.	25,000	995
Macy’s, Inc.	49,000	1,577
McGraw-Hill Cos., Inc. (The)	17,800	800
Panera Bread Co. Class A(2)	3,400	481
PetSmart, Inc.	35,000	1,795
Ross Stores, Inc.	18,400	874
Scripps Networks Interactive, Inc. Class A	10,600	450
Tempur-Pedic International, Inc.(2)	14,200	746
TJX Cos., Inc.	14,660	946
Tripadvisor, Inc.(2)	17,600	444
Weight Watchers International, Inc.	12,400	682

		17,003

Consumer Staples—8.3%
Church & Dwight Co., Inc.	27,500	1,258
Corn Products International, Inc.	24,500	1,289
Dr. Pepper Snapple Group, Inc.	25,100	991
Herbalife Ltd.	16,200	837
Hormel Foods Corp.	47,900	1,403
Whole Foods Market, Inc.	9,900	689

		6,467

Energy—9.9%
Helmerich & Payne, Inc.	16,100	940
HollyFrontier Corp.	19,400	454
Nabors Industries Ltd.(2)	33,000	572
Noble Energy, Inc.	11,800	1,114
Patterson-UTI Energy, Inc.	60,300	1,205
RPC, Inc.	37,700	688
SM Energy Co.	9,700	709
Superior Energy Services, Inc.(2)	34,500	981
Whiting Petroleum Corp.(2)	23,700	1,106

		7,769

	SHARES	VALUE

Financials—8.4%
Ameriprise Financial, Inc.	14,600	$725
Digital Realty Trust, Inc.	20,600	1,373
Discover Financial Services	61,400	1,474
Jones Lang LaSalle, Inc.	18,200	1,115
Reinsurance Group of America, Inc.	24,500	1,280
Vornado Realty Trust	8,200	630

		6,597

Health Care—14.9%
Biogen Idec, Inc.(2)	8,800	968
Cooper Companies, Inc.	10,600	748
Covance, Inc.(2)	16,700	764
Humana, Inc.	12,590	1,103
Medicis Pharmaceutical Corp. Class A	20,600	685
Mednax, Inc.(2)	16,000	1,152
Mylan, Inc.(2)	72,800	1,562
Myriad Genetics, Inc.(2)	24,300	509
United Therapeutics Corp.(2)	34,000	1,607
Varian Medical Systems, Inc.(2)	17,600	1,181
Watson Pharmaceuticals, Inc.(2)	21,800	1,315

		11,594

Industrials—13.1%
Chicago Bridge & Iron Co. N.V. Registered Shares	25,300	956
Con-way, Inc.	30,400	886
Dover Corp.	24,500	1,422
Joy Global, Inc.	13,100	982
KAR Auction Services, Inc.(2)	86,300	1,165
Kennametal, Inc.	28,300	1,034
Navistar International Corp.(2)	16,500	625
Thomas & Betts Corp.(2)	23,400	1,278
Towers Watson & Co. Class A	17,800	1,067
Wabtec Corp.	11,900	832

		10,247

Information Technology—16.3%
BMC Software, Inc.(2)	26,600	872
CA, Inc.	55,400	1,120
Global Payments, Inc.	25,900	1,227
IAC/InterActiveCorp.	35,200	1,500
Intuit, Inc.	19,100	1,005
NetApp, Inc.(2)	25,700	932
Novellus Systems, Inc.(2)	34,300	1,416
Nuance Communications, Inc.(2)	44,000	1,107

1

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Information Technology—(continued)
Red Hat, Inc.(2)	14,400	$595
SanDisk Corp.(2)	15,900	782
Skyworks Solutions, Inc.(2)	53,200	863
Teradyne, Inc.(2)	94,600	1,289

		12,708

Materials—4.4%
Cliffs Natural Resources, Inc.	18,300	1,141
Eastman Chemical Co.	23,500	918
Rockwood Holdings, Inc.(2)	21,700	854
Westlake Chemical Corp.	14,000	564

		3,477

Telecommunication Services—1.2%
MetroPCS Communications, Inc.(2)	105,400	915

TOTAL COMMON STOCKS (Identified Cost $71,801)		76,777

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $71,801)		76,777

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	1,370,440	1,370

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,370)		1,370

TOTAL INVESTMENTS—100.1% (Identified Cost $73,171)		78,147	(1)

Other assets and liabilities, net—(0.1)%		(114)

NET ASSETS—100.0%		$78,033

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Mid-Cap Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$76,777	$76,777
Short-Term Investments	1,370	1,370

Total Investments	$78,147	$78,147

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—96.2%

Consumer Discretionary—12.6%
Big Lots, Inc.(2)	384,140	$14,505
Penney (J.C.) Co., Inc.	504,900	17,747
TJX Cos., Inc.	162,550	10,493

		42,745

Consumer Staples—15.5%
Beam, Inc.(2)	249,850	12,800
Koninklijke Ahold NV Sponsored ADR	604,350	8,128
Safeway, Inc.	683,340	14,377
Sara Lee Corp.	916,360	17,338

		52,643

Energy—15.4%
Consol Energy, Inc.	255,010	9,359
Devon Energy Corp.	133,890	8,301
El Paso Corp.	259,000	6,882
Sunoco, Inc.	254,650	10,446
Williams Cos., Inc. (The)	524,610	17,322

		52,310

Industrials—25.3%
Con-way, Inc.	201,100	5,864
Exelis, Inc.	206,050	1,865
Fortune Brands Home & Security, Inc.(2)	594,980	10,133
Masco Corp.	730,380	7,654
Owens Corning, Inc.(2)	311,850	8,956
Raytheon Co.	226,300	10,948
Republic Services, Inc.	504,092	13,888
Thomas & Betts Corp.(2)	188,640	10,300
USG Corp.(2)	360,860	3,666
Waste Management, Inc.	160,890	5,263
Xylem, Inc.	274,500	7,052

		85,589

Materials—17.7%
Ball Corp.	288,300	10,295
Crown Holdings, Inc.(2)	378,050	12,695
Dow Chemical Co. (The)	320,750	9,225
FMC Corp.	78,560	6,760
International Paper Co.	85,040	2,517
Owens-Illinois, Inc.(2)	528,910	10,250
Packaging Corp. of America	324,050	8,179

		59,921

	SHARES	VALUE

Utilities—9.7%
Dominion Resources, Inc.	251,500	$13,349
GenOn Energy, Inc.(2)	2,215,977	5,784
ONEOK, Inc.	157,350	13,641

		32,774

TOTAL COMMON STOCKS (Identified Cost $294,306)		325,982

TOTAL LONG TERM INVESTMENTS—96.2% (Identified cost $294,306)		325,982

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	11,408,177	11,408

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $11,408)		11,408

TOTAL INVESTMENTS—99.6% (Identified Cost $305,714)		337,390	(1)

Other assets and liabilities, net—0.4%		1,269

NET ASSETS—100.0%		$338,659

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Value Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$325,982	$325,982
Short-Term Investments	11,408	11,408
Total Investments	$337,390	$337,390

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.2%

Consumer Discretionary—15.2%
Genuine Parts Co.	16,600	$1,016
Mattel, Inc.	49,500	1,374
Omnicom Group, Inc.	26,100	1,164
TJX Cos., Inc.	28,100	1,814
VF Corp.	8,800	1,117

		6,485

Consumer Staples—12.5%
Coca-Cola Co. (The)	16,800	1,175
Diageo plc Sponsored ADR	12,800	1,119
Heinz (H.J.) Co.	27,200	1,470
Kimberly-Clark Corp.	21,500	1,582

		5,346

Energy—9.4%
Apache Corp.	8,700	788
Exxon Mobil Corp.	18,400	1,560
National Oilwell Varco, Inc.	24,200	1,645

		3,993

Financials—19.0%
American Express Co.	29,900	1,410
Franklin Resources, Inc.	8,500	817
JPMorgan Chase & Co.	39,600	1,317
MetLife, Inc.	28,800	898
PNC Financial Services Group, Inc.	31,400	1,811
Travelers Cos., Inc. (The)	31,000	1,834

		8,087

Health Care—9.8%
Becton, Dickinson & Co.	21,600	1,614
Johnson & Johnson	22,900	1,502
Novartis AG ADR	18,600	1,063

		4,179

Industrials—14.0%
3M Co.	18,300	1,496
Deere & Co.	11,300	874
Emerson Electric Co.	15,900	741
General Dynamics Corp.	21,600	1,434
Union Pacific Corp.	13,500	1,430

		5,975

	SHARES	VALUE

Information Technology—9.4%
Microchip Technology, Inc.	23,600	$864
Microsoft Corp.	72,100	1,872
Western Union Co. (The)	70,700	1,291

		4,027

Materials—5.4%
Barrick Gold Corp.	24,200	1,095
PPG Industries, Inc.	14,300	1,194

		2,289

Utilities—4.5%
AGL Resources, Inc.	45,600	1,927

TOTAL COMMON STOCKS (Identified Cost $35,203)		42,308

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $35,203)		42,308

SHORT-TERM INVESTMENTS—0.9%

Money Market Mutual Funds—0.9%
BlackRock Liquidity Funds TempFund Portfolio—Insitutional Shares (seven-day effective yield 0.090%)	365,671	366

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $366)		366

TOTAL INVESTMENTS—100.1% (Identified Cost $35,569)		42,674	(1)

Other assets and liabilities, net—(0.1)%		(38)

NET ASSETS—100.0%		$42,636

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	92%
Canada	3
United Kingdom	3
Switzerland	2
Total	100%

† % of total investments as of December 31, 2011

2

Virtus Quality Large-Cap Value Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$42,308	$42,308
Short-Term Investments	366	366
Total Investments	$42,674	$42,674

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Quality Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—93.9%

Consumer Discretionary—14.3%
Hillenbrand, Inc.	634,000	$14,151
John Wiley & Sons, Inc. Class A	295,400	13,116
Tempur-Pedic International, Inc.(2)	254,900	13,390

		40,657

Consumer Staples—5.3%
National Beverage Corp.(2)	162,126	2,605
WD-40 Co.	312,000	12,608

		15,213

Energy—8.2%
CARBO Ceramics, Inc.	56,250	6,937
World Fuel Services Corp.	392,600	16,482

		23,419

Financials—18.7%
Ares Capital Corp.	771,600	11,921
Entertainment Properties Trust	154,800	6,766
Federated Investors, Inc. Class B	475,300	7,201
First Cash Financial Services, Inc.(2)	348,800	12,240
Golub Capital BDC, Inc.	155,000	2,403
RLI Corp.	176,700	12,874

		53,405

Health Care—5.6%
Owens & Minor, Inc.	451,100	12,536
Young Innovations, Inc.	118,814	3,520

		16,056

Industrials—21.4%
Badger Meter, Inc.	178,300	5,247
CLARCOR, Inc.	218,000	10,898
Corporate Executive Board Co. (The)	144,500	5,505
Graco, Inc.	274,400	11,220
Landstar System, Inc.	309,800	14,846
Lincoln Electric Holdings, Inc.	340,000	13,301

		61,017

Information Technology—18.6%
ADTRAN, Inc.	383,000	11,551
Cabot Microelectronics Corp.(2)	130,000	6,143
Cass Information Systems, Inc.	206,360	7,509
Computer Services, Inc.	188,517	5,373
Jack Henry & Associates, Inc.	352,200	11,837

	SHARES	VALUE

Information Technology—(continued)
Syntel, Inc.	229,031	$10,712

		53,125

Materials—1.8%
Balchem Corp.	124,600	5,051

TOTAL COMMON STOCKS (Identified Cost $211,673)		267,943

TOTAL LONG TERM INVESTMENTS—93.9% (Identified cost $211,673)		267,943

SHORT-TERM INVESTMENTS—5.7%

Money Market Mutual Funds—5.7%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	16,307,554	16,308

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,308)		16,308

TOTAL INVESTMENTS—99.6% (Identified Cost $227,981)		284,251	(1)

Other assets and liabilities, net—0.4%		1,035

NET ASSETS—100.0%		$285,286

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Quality Small-Cap Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$267,943	$267,943
Short-Term vestments	16,308	16,308
Total Investments	$284,251	$284,251

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—92.1%

Consumer Discretionary—12.6%
Pool Corp.	273,100	$8,220
Steiner Leisure Ltd.(2)	122,800	5,574
Tempur-Pedic International, Inc.(2)	156,800	8,237

		22,031

Energy—1.2%
CARBO Ceramics, Inc.	16,700	2,059

Financials—15.3%
Brown & Brown, Inc.	349,100	7,900
Cohen & Steers, Inc.	287,100	8,297
Federated Investors, Inc. Class B	268,700	4,071
RLI Corp.	87,700	6,390

		26,658

Health Care—19.3%
Abaxis, Inc.(2)	195,800	5,418
Computer Programs & Systems, Inc.	118,900	6,077
Haemonetics Corp.(2)	114,000	6,979
Owens & Minor, Inc.	255,000	7,086
Techne Corp.	119,100	8,130

		33,690

Industrials—22.2%
Advisory Board Co. (The)(2)	25,407	1,885
Aptargroup, Inc.	65,200	3,402
Copart, Inc.(2)	179,000	8,572
Exponent, Inc.(2)	143,000	6,574
Landstar System, Inc.	108,600	5,204
Lincoln Electric Holdings, Inc.	139,600	5,461
RBC Bearings, Inc.(2)	95,800	3,995
Rollins, Inc.	159,300	3,540

		38,633

Information Technology—21.5%
ANSYS, Inc.(2)	132,700	7,601
Blackbaud, Inc.	218,100	6,041
Cabot Microelectronics Corp.(2)	72,900	3,444
FactSet Research Systems, Inc.	47,600	4,155
Hittite Microwave Corp.(2)	165,200	8,158

	SHARES	VALUE

Information Technology—(continued)
Jack Henry & Associates, Inc.	240,400	$8,080

		37,479

TOTAL COMMON STOCKS (Identified Cost $129,057)		160,550

TOTAL LONG TERM INVESTMENTS—92.1% (Identified cost $129,057)		160,550

SHORT-TERM INVESTMENTS—8.2%

Money Market Mutual Funds—8.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	14,330,796	14,331

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $14,331)		14,331

TOTAL INVESTMENTS—100.3% (Identified Cost $143,388)		174,881	(1)

Other assets and liabilities, net—(0.3)%		(524)

NET ASSETS—100.0%		$174,357

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Core Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$160,550	$160,550
Short-Term Investments	14,331	14,331
Total Investments	$174,881	$174,881

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—93.1%

Consumer Discretionary—14.2%
Aaron’s, Inc.(2)	111,800	$2,983
Hibbett Sports, Inc.(2)	85,800	3,876
Morningstar, Inc.	56,778	3,375
Pool Corp.	155,300	4,675

		14,909

Consumer Staples—4.0%
PriceSmart, Inc.	60,500	4,210

Financials—9.0%
Cohen & Steers, Inc.	179,400	5,185
Financial Engines, Inc.(2)	193,251	4,315

		9,500

Health Care—20.6%
Abaxis, Inc.(2)	168,700	4,668
National Research Corp.	133,056	5,164
Quality Systems, Inc.	47,800	1,768
Sirona Dental Systems, Inc.(2)	116,200	5,118
Techne Corp.	72,800	4,969

		21,687

Industrials—13.4%
Aaon, Inc.	163,100	3,342
Copart, Inc.(2)	105,900	5,071
Heartland Express, Inc.	190,200	2,718
HEICO Corp. Class A	48,950	1,926
Omega Flex, Inc.(2)	69,400	981

		14,038

Information Technology—31.9%
ANSYS, Inc.(2)	78,500	4,496
Blackbaud, Inc.	144,000	3,989
Clicksoftware Technologies Ltd	332,700	3,191
FactSet Research Systems, Inc.	8,400	733
FLIR Systems, Inc.	144,000	3,610
Hittite Microwave Corp.(2)	101,500	5,012
MercadoLibre, Inc.	43,000	3,420
Mesa Laboratories, Inc.	8,955	362
NVE Corp.(2)	65,200	3,621

	SHARES	VALUE

Information Technology—(continued)
ScanSource, Inc.(2)	142,400	$5,126

		33,560

TOTAL COMMON STOCKS (Identified Cost $84,000)		97,904

TOTAL LONG TERM INVESTMENTS—93.1% (Identified cost $84,000)		97,904

SHORT-TERM INVESTMENTS—7.6%

Money Market Mutual Funds—7.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	8,040,933	8,041

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,041)		8,041

TOTAL INVESTMENTS—100.7% (Identified Cost $92,041)		105,945	(1)

Other assets and liabilities, net—(0.7)%		(716)

NET ASSETS—100.0%		$105,229

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Argentina	3
Israel	3
Total	100%

† % of total investments as of December 31, 2011

2

Virtus Small-Cap Sustainable Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$97,904	$97,904
Short-Term Investments	8,041	8,041

Total Investments	$105,945	$105,945

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.5%

Consumer Discretionary—22.6%
Bed Bath & Beyond, Inc.(2)	121,900	$7,067
Coach, Inc.	175,100	10,688
Fastenal Co.	182,000	7,937
Laboratory Corp. of America Holdings(2)	109,400	9,405
McDonald’s Corp.	116,000	11,638
MSC Industrial Direct Co., Inc. Class A	113,400	8,114
NIKE, Inc. Class B	114,600	11,044
priceline.com, Inc.(2)	15,300	7,156
Ross Stores, Inc.	248,600	11,816

		84,865

Consumer Staples—13.6%
Coca-Cola Co. (The)	166,900	11,678
Colgate-Palmolive Co.	123,200	11,383
Costco Wholesale Corp.	132,300	11,023
Kellogg Co.	149,200	7,545
Lorillard, Inc.	83,000	9,462

		51,091

Energy—11.1%
Core Laboratories N.V.	66,400	7,566
Exxon Mobil Corp.	143,400	12,155
National Oilwell Varco, Inc.	165,300	11,239
Schlumberger Ltd.	157,200	10,738

		41,698

Financials—3.1%
T. Rowe Price Group, Inc.	206,000	11,732

Health Care—5.6%
Intuitive Surgical, Inc.(2)	25,600	11,853
Waters Corp.(2)	120,600	8,930

		20,783

Industrials—11.8%
Danaher Corp.	156,700	7,371
Emerson Electric Co.	221,400	10,315
Expeditors International of Washington, Inc.	132,300	5,419
Precision Castparts Corp.	45,600	7,515
Robinson (C.H.) Worldwide, Inc.	82,600	5,764
Roper Industries, Inc.	87,800	7,627

		44,011

	SHARES	VALUE

Information Technology—25.5%
Accenture plc Class A	196,800	$10,475
Amphenol Corp. Class A	253,600	11,511
ANSYS, Inc.(2)	186,400	10,677
Apple, Inc.(2)	48,200	19,521
Oracle Corp.	364,200	9,342
QUALCOMM, Inc.	201,700	11,033
Visa, Inc. Class A	116,400	11,818
Xilinx, Inc.	353,900	11,346

		95,723

Materials—6.2%
Praxair, Inc.	111,900	11,962
Sigma-Aldrich Corp.	178,500	11,149

		23,111

TOTAL COMMON STOCKS (Identified Cost $341,207)		373,014

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $341,207)		373,014

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.090%)	2,935,855	2,936

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,936)		2,936

TOTAL INVESTMENTS—100.3% (Identified Cost $344,143)		375,950	(1)

Other assets and liabilities, net—(0.3)%		(1,077)

NET ASSETS—100.0%		$374,873

Abbreviations:

plc   Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Strategic Growth Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices

Equity Securities:
Common Stocks	$373,014	$373,014
Short-Term Investments	2,936	2,936

Total Investments	$375,950	$375,950

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—6.9%

U.S. Treasury Bond 3.500%, 2/15/39	$2,310		$2,593
U.S. Treasury Note
1.000%, 8/31/16	2,115		2,138
1.375%, 11/30/18	4,635		4,651
2.000%, 11/15/21	3,070		3,104

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $11,706)			12,486

MUNICIPAL BONDS—0.2%

New York—0.1%
New York City Municipal Water Finance Authority 5.000%, 6/15/44	240		258

Texas—0.1%
Dallas Area Rapid Transit 5.250%, 12/1/48	160		170

TOTAL MUNICIPAL BONDS (Identified Cost $429)			428

FOREIGN GOVERNMENT SECURITIES—1.2%

Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(6)	490		386
Commonwealth of Canada 2.000%, 9/1/12	800	CAD	791
Federative Republic of Brazil 10.250%, 1/10/28	900	BRL	550
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	607		446

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,177)			2,173

MORTGAGE-BACKED SECURITIES—13.5%

Agency—9.2%
FHLMC
7.000%, 1/1/33	173		199
6.500%, 2/1/35	1,363		1,562
5.000%, 7/1/35	845		918
5.000%, 12/1/35	207		227
FNMA
4.000%, 7/1/19	297		316
0.000%, 10/9/19	450		346
6.000%, 11/1/31	114		127
5.000%, 5/1/33	1,013		1,115
6.000%, 11/1/34	2,267		2,519
5.500%, 4/1/36	116		128

	PAR VALUE	VALUE

Agency—(continued)
5.500%, 9/1/36	$908	$992
6.500%, 5/1/37	463	520
6.000%, 6/1/37	417	465
6.000%, 1/1/38	17	19
6.000%, 2/1/38	15	17
6.000%, 3/1/38	68	76
6.500%, 3/1/38	1,894	2,146
5.500%, 4/1/38	272	300
5.500%, 6/1/38	281	309
6.000%, 7/1/38	103	114
6.000%, 8/1/38	42	47
6.000%, 8/1/38	76	85
5.000%, 6/1/39	748	817
6.000%, 8/1/39	1,043	1,171
5.000%, 9/1/39	400	437
5.500%, 9/1/39	793	878
4.500%, 9/1/40	450	489
FNMA 1999-M2 B, 6.48%, 03/25/2029 6.509%, 3/25/29(3)	238	275

		16,614

Non-Agency—4.3%
Banc of America/Merrill Lynch Commercial Mortgage, Inc. 07-3, A4 5.840%, 6/10/49(3)	295	316
Bear Stearns Commercial Mortgage Securities
05-PWR9, A4B 4.943%, 9/11/42	500	502
07-T28, A3 5.793%, 9/11/42	445	472
Citigroup/Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	350	371
Commercial Mortgage Pass-Through Certificates 07-C9, A4 6.007%, 12/10/49(3)	265	296
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.594%, 2/15/39(3)	32	34
06-C5, A3 5.311%, 12/15/39	330	352
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350	366
06-LDP9, A3 5.336%, 5/15/47	365	387
07-CB18, A3 5.447%, 6/12/47	715	751
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375	391
Morgan Stanley Capital I 07-T27, A4 5.792%, 6/11/42(3)	490	558

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
05-IQ10, A4B 5.284%, 9/15/42(3)	$365	$396
06-IQ11, A4 5.895%, 10/15/42(3)	845	933
06-IQ12, A4 5.332%, 12/15/43	250	280
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	330	323
Wachovia Bank Commercial Mortgage Trust 06-C23, A5 5.416%, 1/15/45(3)	670	734
Washington Mutual Commercial Mortgage Securities Trust 06-SL, A, 144A 5.430%, 11/23/43(3)(4)	235	229

		7,691

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,431)		24,305

ASSET-BACKED SECURITIES—0.0%

Associates Manufactured Housing Pass-Through-Certificate 97-2, A6 7.075%, 3/15/28(3)	8	8

TOTAL ASSET-BACKED SECURITIES (Identified Cost $8)		8

CORPORATE BONDS AND NOTES—17.7%

Consumer Discretionary—1.8%
AMC Entertainment, Inc. 9.750%, 12/1/20	150	143
Ameristar Casinos, Inc. 7.500%, 4/15/21	75	78
Brown Shoe Co., Inc. 7.125%, 5/15/19	405	386
CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/21	235	239
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	120	128
Discovery Communications LLC 3.700%, 6/1/15	185	194
Landry’s Holdings, Inc. 144A 11.500%, 6/1/14(4)	190	187
NBC Universal Media LLC
2.100%, 4/1/14	230	234
4.375%, 4/1/21	230	243
Peninsula Gaming LLC / Peninsula Gaming Corp. 10.750%, 8/15/17	140	147
Rent-A-Center, Inc. 6.625%, 11/15/20	190	192
Scientific Games International, Inc. 9.250%, 6/15/19	210	224
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC / Spirit Halloween Superstores 144A 11.000%, 5/1/17(4)	80	78

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Time Warner Cable, Inc.
5.000%, 2/1/20	$260	$285
4.000%, 9/1/21	155	157
5.500%, 9/1/41	75	79
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 144A 8.125%, 12/1/17(4)	180	191
Visteon Corp. 144A 6.750%, 4/15/19(4)	75	75

		3,260

Consumer Staples—0.5%
Altria Group, Inc. 9.250%, 8/6/19	205	275
Beverages & More, Inc. 144A 9.625%, 10/1/14(4)	265	270
Kraft Foods, Inc. 6.125%, 2/1/18	200	235
Rite Aid Corp. 6.875%, 8/15/13	45	44

		824

Energy—1.6%
Copano Energy LLC / Copano Energy Finance Corp. 7.125%, 4/1/21	15	15
El Paso Pipeline Partners Operating Co. LLC 4.100%, 11/15/15	180	185
Enterprise Products Operating LLC
4.050%, 2/15/22	210	214
5.700%, 2/15/42	210	228
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 2/1/21	65	68
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18(4)	225	223
Petrobras International Finance Co. 5.375%, 1/27/21	235	247
Petrohawk Energy Corp. 7.250%, 8/15/18	160	181
Petroleos de Venezuela SA 8.500%, 11/2/17	500	378
Petroleos Mexicanos 6.500%, 6/2/41	355	399
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	496	501
Spectra Energy Partners LP 4.600%, 6/15/21	80	84
Woodside Finance Ltd. 144A 4.600%, 5/10/21(4)	160	163

		2,886

Financials—8.6%
Abbey National Treasury Services plc 4.000%, 4/27/16	255	229
Ally Financial, Inc. 0.000%, 6/15/15	280	208
American Express Co. 7.250%, 5/20/14	275	307

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Bank of America Corp.
5.750%, 8/15/16	$365	$339
5.625%, 7/1/20	270	249
5.000%, 5/13/21	155	141
Barclays Bank plc
5.200%, 7/10/14	210	217
Series 1, 5.000%, 9/22/16	325	337
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	195	229
Capital One Capital IV, 8.88%, 05/15/2040 8.875%, 5/15/40(5)	150	155
Capital One Financial Corp. 7.375%, 5/23/14	350	385
Citigroup, Inc.
5.000%, 9/15/14	285	282
4.875%, 5/7/15	190	188
CNA Financial Corp. 5.875%, 8/15/20	365	375
CNL Lifestyles Properties, Inc. 7.250%, 4/15/19	245	228
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, 12/31/49(3)(4)	195	228
Credit Suisse 6.000%, 2/15/18	205	202
CVS Pass-Through Trust 144A 7.507%, 1/10/32(4)	145	167
Developers Diversified Realty Corp. 7.875%, 9/1/20	255	285
Digital Realty Trust LP 5.250%, 3/15/21	340	341
Duke Realty LP 5.950%, 2/15/17	390	419
E*Trade Financial Corp. 7.875%, 12/1/15	80	81
Felcor Lodging LP 6.750%, 6/1/19	305	294
Ford Motor Credit Co. LLC 5.000%, 5/15/18	270	271
General Electric Capital Corp.
2.800%, 1/8/13	515	525
4.650%, 10/17/21	350	365
GFI Group, Inc. 8.375%, 7/19/18	135	120
Goldman Sachs Group, Inc. (The)
3.700%, 8/1/15	105	103
6.000%, 6/15/20	195	200
5.250%, 7/27/21	280	273
HSBC Holdings plc 5.100%, 4/5/21	225	239
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.000%, 1/15/18	140	146
JPMorgan Chase & Co.
5.125%, 9/15/14	285	301
3.450%, 3/1/16	200	203
KeyCorp 5.100%, 3/24/21	225	234
Lincoln National Corp. 7.000%, 6/15/40	280	317

	PAR VALUE	VALUE

Financials—(continued)
Lloyds TSB Bank plc
4.875%, 1/21/16	$140	$136
6.375%, 1/21/21	105	105
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	160	148
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	365	349
MetLife, Inc. 5.000%, 6/15/15	265	289
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12(4)	450	456
Morgan Stanley
6.000%, 4/28/15	190	190
6.625%, 4/1/18	245	242
Nomura Holdings, Inc. 4.125%, 1/19/16	280	273
Oppenheimer Holdings, Inc. 8.750%, 4/15/18	270	252
Prudential Financial, Inc. 3.625%, 9/17/12	260	264
QBE Capital Funding III Ltd. 144A 7.250%, 5/24/41(3)(4)	190	167
Rabobank NV 5.250%, 5/24/41	305	298
Regions Financial Corp.
0.744%, 6/26/12(3)	865	844
4.875%, 4/26/13	255	249
RegS 5.750%, 6/15/15(6)	255	244
Royal Bank of Scotland plc (The)
4.375%, 3/16/16	145	138
5.625%, 8/24/20	170	163
SLM Corp. 8.450%, 6/15/18	445	458
SunTrust Banks, Inc. 5.250%, 11/5/12	160	164
Toronto-Dominion Bank 2.500%, 7/14/16	140	143
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 144A 7.748%, 2/2/21(4)	200	172
Wachovia Bank NA 5.000%, 8/15/15	205	214
Wells Fargo & Co.
3.676%, 6/15/16	220	230
4.600%, 4/1/21	150	164

		15,535

Health Care—0.5%
Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp. 7.750%, 2/15/19	170	167
Boston Scientific Corp. 6.000%, 1/15/20	140	157
Gilead Sciences, Inc. 4.400%, 12/1/21	185	196
Kinetic Concepts, Inc./KCI USA, Inc. 144A 10.500%, 11/1/18(4)	165	162
Tenet Healthcare Corp. 144A 6.250%, 11/1/18(4)	85	87

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	$190	$185

		954

Industrials—1.7%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(4)	150	148
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19(4)	165	156
Cenveo Corp. 7.875%, 12/1/13	320	253
CHC Helicopter S.A., 9.25% 10/15/2020 144A 9.250%, 10/15/20(4)	220	199
Delta Air Lines, Inc. Pass-Through-Trust 02-1, G1 6.718%, 1/2/23	343	338
DynCorp International, Inc. 10.375%, 7/1/17	310	271
Hutchison Whampoa International Ltd. 144A 5.750%, 9/11/19(4)	155	174
Northwest Airlines Pass Through Trust, 6.26% 11/20/2021 02-1, G2 6.264%, 11/20/21	270	271
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	273	270
11-1 A 7.125%, 10/22/23	375	356
UAL Pass-Through-Trust 07-01 6.636%, 7/2/22	320	320
Valmont Industries, Inc. 6.625%, 4/20/20	195	226

		2,982

Information Technology—1.0%
CommScope, Inc. 144A 8.250%, 1/15/19(4)	360	362
Earthlink, Inc. 8.875%, 5/15/19	305	282
Fiserv, Inc.
3.125%, 6/15/16	195	199
4.750%, 6/15/21	155	162
Intuit, Inc. 5.750%, 3/15/17	65	73
Lender Processing Services, Inc. 8.125%, 7/1/16	385	380
Sensata Technologies, Inc. 144A 6.500%, 5/15/19(4)	70	69
Xerox Corp. 4.250%, 2/15/15	255	269

		1,796

Materials—0.9%
AEP Industries, Inc. 8.250%, 4/15/19	70	71
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	295	285
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(4)	95	97
Dow Chemical Co. (The)

	PAR VALUE	VALUE

Materials—(continued)
5.900%, 2/15/15	$340	$378
4.250%, 11/15/20	135	140
Ineos Group Holdings plc 144A 8.500%, 2/15/16(4)	225	180
Reynolds Group Holdings, Inc. / Reynolds Group Issuer LLC 144A 8.250%, 2/15/21(4)	335	298
Solutia, Inc. 7.875%, 3/15/20	85	93

		1,542

Telecommunication Services—0.7%
AT&T, Inc. 3.875%, 8/15/21	245	259
CenturyLink, Inc. 6.450%, 6/15/21	275	276
Cincinnati Bell, Inc. 8.375%, 10/15/20	185	185
Goodman Networks, Inc. 144A 12.125%, 7/1/18(4)	405	388
West Corp. 7.875%, 1/15/19	80	80
Windstream Corp.
8.125%, 9/1/18	45	48
7.000%, 3/15/19	120	122

		1,358

Utilities—0.4%
Calpine Corp. 144A 7.500%, 2/15/21(4)	130	140
CMS Energy Corp.
2.750%, 5/15/14	90	89
6.250%, 2/1/20	245	258
El Paso Pipeline Partners Operating Co. LLC 5.000%, 10/1/21	175	181

		668

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $31,413)		31,805

LOAN AGREEMENTS—0.7%

Consumer Discretionary—0.2%

Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	249	236
Transtar Industries, Inc. Tranche 2, 10.250%, 12/21/17	150	150

		386

Consumer Staples—0.2%
Roundy’s Supermarkets, Inc. Tranche 2, 10.000%, 4/16/16	450	451

Financials—0.3%
iStar Financial, Inc. Tranche A-2 5.000%, 6/30/14	300	291

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	$250	$219

		510

TOTAL LOAN AGREEMENTS (Identified Cost $1,386)		1,347

	SHARES	VALUE

PREFERRED STOCK—0.5%

Financials—0.5%
Abbey National Capital Trust I, 8.963%(3)	230,000	207
Citigroup Capital XIII 7.875%,	7,000	183
GMAC Capital Trust I 8.125%	16,200	313
JPMorgan Chase & Co. Series 1, 7.90%(3)	139,000	148

TOTAL PREFERRED STOCK (Identified Cost $968)		851

COMMON STOCKS & MLP INTERESTS—52.2%

Consumer Discretionary—8.0%
Amazon.com, Inc.(2)	14,700	2,545
AutoZone, Inc.(2)	5,900	1,917
Comcast Corp. Class A	85,000	2,015
Darden Restaurants, Inc.	46,000	2,097
Express Scripts, Inc.(2)	34,000	1,520
Lululemon Athletica, Inc.(2)	43,000	2,006
McDonald’s Corp.	22,000	2,207

		14,307

Consumer Staples—2.3%
Altria Group, Inc.	73,000	2,164
PepsiCo, Inc.	30,000	1,991

		4,155

Energy—9.6%
Chesapeake Energy Corp.	87,000	1,939
Chevron Corp.	20,000	2,128
ConocoPhillips	29,000	2,113
Continental Resources, Inc.(2)	15,000	1,001
Halliburton Co.	54,000	1,864
Occidental Petroleum Corp.	21,000	1,968
Petroleo Brasileiro S.A. ADR	46,000	1,143
Schlumberger Ltd.	29,000	1,981
Whiting Petroleum Corp.(2)	22,000	1,027

	SHARES	VALUE

Energy—(continued)
Williams Cos., Inc. (The)	63,000	$2,080

		17,244

Financials—3.6%
Bank of America Corp.	248,000	1,379
Citigroup, Inc.	51,000	1,342
Goldman Sachs Group, Inc. (The)	20,000	1,809
Lincoln National Corp.	101,000	1,961

		6,491

Health Care—4.4%
Abbott Laboratories	35,000	1,968
Biogen Idec, Inc.(2)	18,000	1,981
Gilead Sciences, Inc.(2)	50,000	2,046
UnitedHealth Group, Inc.	39,000	1,977

		7,972

Industrials—7.7%
Alaska Air Group, Inc.(2)	28,000	2,103
Caterpillar, Inc.	24,000	2,174
Cummins, Inc.	23,000	2,024
Deere & Co.	26,000	2,011
Foster Wheeler AG(2)	91,000	1,742
Union Pacific Corp.	19,000	2,013
United Continental Holdings, Inc.(2)	97,000	1,830

		13,897

Information Technology—7.9%
Apple, Inc.(2)	9,600	3,888
Intel Corp.	81,000	1,964
International Business Machines Corp.	11,000	2,023
QUALCOMM, Inc.	37,000	2,024
SanDisk Corp.(2)	41,000	2,017
Visa, Inc. Class A	22,000	2,234

		14,150

Materials—7.5%
CF Industries Holdings, Inc.	12,000	1,740
Cliffs Natural Resources, Inc.	30,000	1,870
Du Pont (E.I.) de Nemours & Co.	47,000	2,152
Freeport-McMoRan Copper & Gold, Inc.	55,000	2,023
Monsanto Co.	27,000	1,892
Nucor Corp.	45,000	1,781
Potash Corp. of Saskatchewan, Inc.	50,000	2,064

		13,522

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Telecommunication Services—1.2%
Verizon Communications, Inc.	51,000	$2,046

TOTAL COMMON STOCKS & MLP INTERESTS (Identified Cost $73,860)		93,784

EXCHANGE-TRADED FUNDS—2.4%

Consumer Staples Select Sector SPDR Fund	48,000	1,560
Health Care Select Sector SPDR Fund	46,000	1,596
Utilities Select Sector SPDR Fund	30,000	1,079

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,134)		4,235

TOTAL LONG TERM INVESTMENTS—95.3% (Identified cost $149,512)		171,422

SHORT-TERM INVESTMENTS—5.2%

Money Market Mutual Funds—5.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.130%)	9,381,282	9,381

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,381)		9,381

TOTAL INVESTMENTS—100.5% (Identified Cost $158,893)		180,803	(1)

Other assets and liabilities, net—(0.5)%		(968)

NET ASSETS—100.0%		$179,835

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
FHLM
C	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2011.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, these securities amounted to a value of $7,028 or 3.9% of net assets.

(5)	Interest payments may be deferred.
(6)	Regulation S Security. Security is offered ans sold outside of the United States.
(7)	Illiquid security.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Canada	3
Brazil	1
Switzerland	1
United Kingdom	1
Venezuela	1
Other	2
Total	100%

† % of total investments as of December 31, 2011

Virtus Tactical Allocation Fund

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2011	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$8	$—	$8
Corporate Bonds And Notes	31,805	—	31,805
Foreign Government Securities	2,173	—	2,173
Loan Agreements	1,347	—	1,347
Mortgage-Backed Securities	24,305	—	24,305
Municipal Bonds	428	—	428
U.S. Government Securities	12,486	—	12,486
Equity Securities:
Common Stocks	93,784	93,784	—
Preferred Stock	851	—	851
Exchange-Traded Funds	4,235	4,235	—
Short-Term Investments	9,381	9,381	—
Total Investments	$180,803	$107,400	$73,403

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Tactical Allocation Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Mortgage-Backed Securities

Balance as of March 31, 2011:	$1,841		$1,841

Accrued Discount/(Premium)	-	(c)	-	(c)

Realized Gain (Loss)	2		2

Change in Unrealized Appreciation (Depreciation)	-	(c)	-	(c)

Purchases	-		-

Sales (b)	(1,843)		(1,843)

Transfers into Level 3 (a)	-		-

Transfers from Level 3 (a)	-		-

Balance as of December 31, 2011	$-		$-

(a) “Transfers in and/or out” represent the ending value as of December 31, 2011,

For any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (CONTINUED)

also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with The Bank of New York Mellon (“BNY Mellon”) (formerly knows as PFPC Trust). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Effective November 7, 2011, securities lending was suspended on all Virtus Funds.

NOTE 2—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation
Balanced Fund	$507,455	$85,092	$(15,715)	$69,377
Growth & Income Fund	83,997	24,708	(4,626)	20,082
Mid-Cap Core Fund	1,959	218	(61)	157
Mid-Cap Growth Fund	73,171	10,286	(5,310)	4,976
Mid-Cap Value Fund	306,319	78,204	(47,133)	31,071
Quality Large-Cap Value Fund	35,577	7,654	(557)	7,097

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED) (CONTINUED)

Quality Small-Cap Fund	228,020	61,554	(5,323)	56,231
Small-Cap Core Fund	143,395	34,965	(3,479)	31,486
Small-Cap Sustainable Growth Fund	92,041	14,858	(954)	13,904
Strategic Growth Fund	344,390	33,850	(2,290)	31,560
Tactical Allocation Fund	160,221	24,972	(4,390)	20,582

NOTE 3—RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

Effective February 22, 2012, Kayne Anderson Rudnick Investment Management, LLC became the subadviser to the Virtus Mid-Cap Growth Fund, replacing Harris Investment Management, Inc.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date Feb. 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date Feb. 27, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date Feb. 27, 2012

*	Print the name and title of each signing officer under his or her signature.